Unaudited Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Unaudited Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets	The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.
	December 31, 2023	December 31, 2022
	Unaudited	Unaudited
ASSETS
Cash	$194	$514
Deferred IPO cost	38,696	22,844
Investment in subsidiaries	10,633,542	10,324,386
Total Assets	$10,672,432	$10,347,744

Liabilities:
Due to related parties	$67,780	$51,780
Total Liabilities	67,780	51,780

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, 100,000,000 shares authorized, 10,000,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively*	$10,000	$10,000
Additional paid-in capital	167,705	167,705
Statutory reserves	1,360,464	1,360,464
Retained earnings	9,662,121	9,052,271
Accumulated other comprehensive loss	(595,638)	(294,476)
Total Shareholders’ Equity	10,604,652	10,295,964
Total Liabilities and Shareholders’ Equity	$10,672,432	$10,347,744
*	Shares and per share data are presented on a retroactive basis to reflect the reorganization.

Schedule of Parent Company Statements of Income and Comprehensive Income
	For the Years Ended December 31,
	2023	2022	2021
	Unaudited	Unaudited	Unaudited
Equity in earnings of subsidiaries	$610,318	$1,029,870	$1,794,702
General and administrative expenses	(468)	(380)	(28,057)
NET INCOME	609,850	1,029,490	1,766,645

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	$(301,162)	$(790,857)	$198,974
COMPREHENSIVE INCOME	$308,688	$238,633	$1,965,619

Schedule of Parent Company Statements of Statements of Cash Flows
	For the Years Ended December 31,
	2023	2022	2021
	Unaudited	Unaudited	Unaudited
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$609,850	$1,029,490	$1,766,645
Adjustments to reconcile net income to net cash used in operating activities:
Prepayments and other assets	(15,852)	(22,844)	-
Equity in earnings of subsidiaries	(610,318)	(1,029,870)	(1,794,702)
NET CASH USED IN OPERATING ACTIVITIES	(16,320)	(23,225)	(28,057)

Proceeds from a related party	16,000	23,016	28,780
NET CASH PROVIDED BY FINANCING ACTIVITIES	16,000	23,016	28,780
CHANGES IN CASH	(320)	(209)	723
CASH, BEGINNING OF YEAR	514	723	-
CASH, END OF YEAR	$194	$514	$723